Prepaid Expenses and Other Current Assets (Details) - Schedule of prepaid expenses and other current assets ¥ in Thousands, $ in Thousands		Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)
Schedule of prepaid expenses and other current assets [Abstract]
VAT recoverable		¥ 12,454	$ 1,954	¥ 6,754
Prepaid expense		8,553	1,342	6,919
Prepayment for property and equipment		19,000	2,982
Investment disposal receivable	[1]	30,000	4,708
Advance to Weiliantong	[2]	86,858	13,630
Loan receivable	[3]	8,000	1,255
Other receivables		500	78	80
Subtotal:		165,365	25,949	13,753
Less: allowance for doubtful accounts
Prepaid expenses and other current assets, net		¥ 165,365	$ 25,949	¥ 13,753

[1]	The Company invested RMB 30,000 in Tianjing Yieryi Technology Co., Ltd (“TJ YEY”) for its 12% equity interest on August 17, 2021. As part of the Framework Agreement signed on December 29, 2021 (Note 17), one of the shareholders of Yieryi bought such equity interest back from the Company for RMB 30,000.
[2]	The balance represented advance of RMB 86,858 to Beijing Weiliantong Technology Co., Ltd. (“Weiliantong”) related to the acquisition (Note 17), which was subsequently offset against acquisition consideration.
[3]	The balance represented a working capital loan to Jiada Hexin (Beijing) Technology Co., Ltd. The loan was from October 20, 2021 to December 31, 2022 with annual interest rate of 2.4% from October 20, 2021 to December 31, 2021 and annual interest rate of 6.0% from January 1, 2022 to December 31, 2022.